UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        7/29/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $      309,582
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     3998      42150 SH       SOLE                   0      0      42150
ACTIVISION INC   COM NEW       COM            00507v109      953      81625 SH       SOLE                   0      0      81625
AFLAC INC COM                  COM            001055102     2186      46835 SH       SOLE                   0      0      46835
AGCO CORP                      COM            001084102      581      11770 SH       SOLE                   0      0      11770
AMAZON COM INC COM             COM            023135106     3751      18343 SH       SOLE                   0      0      18343
AMETEK INC.                    COM            031100100      684      15236 SH       SOLE                   0      0      15236
APPLE COMPUTER INC             COM            037833100     5227      15571 SH       SOLE                   0      0      15571
ASHLAND INC                    COM            044209104      641       9925 SH       SOLE                   0      0       9925
ASPEN INSURANCE HLDG           COM            g05384105      488      18965 SH       SOLE                   0      0      18965
AT& T INC                      COM            00206r102    18513 589413.257 SH       SOLE                   0      0 589413.257
BOK FINANCIAL CORPORATION      COM            05561q201      670      12240 SH       SOLE                   0      0      12240
BORG WARNER INC COM            COM            099724106      712       8815 SH       SOLE                   0      0       8815
CERNER CORP COM                COM            156782104      821      13434 SH       SOLE                   0      0      13434
CITRIX SYS INC COM             COM            177376100     2860      35745 SH       SOLE                   0      0      35745
CME GROUP INC COM              COM            12572q105     3927      13467 SH       SOLE                   0      0      13467
COGNEX CORP                    COM            192422103      549      15485 SH       SOLE                   0      0      15485
CROWN CASTLE INTL              COM            228227104      497      12176 SH       SOLE                   0      0      12176
DANAHER CORP DEL COM           COM            235851102     4048      76389 SH       SOLE                   0      0      76389
DARDEN RESTAURANTS INC COM     COM            237194105     3596      72260 SH       SOLE                   0      0      72260
DEERE & CO COM                 COM            244199105     2297      27855 SH       SOLE                   0      0      27855
DIAGEO P L C SPONSORED ADR     COM            25243q205     3492      42653 SH       SOLE                   0      0      42653
DOLLAR TREE INC.               COM            256746108      852      12790 SH       SOLE                   0      0      12790
DONALDSON CO. INC.             COM            257651109      712      11740 SH       SOLE                   0      0      11740
E M C CORP MASS COM            COM            268648102     5586     202765 SH       SOLE                   0      0     202765
EL PASO CORPORATION            COM            28336l109      841      41655 SH       SOLE                   0      0      41655
ENERGEN CORP COM               COM            29265N108      374       6627 SH       SOLE                   0      0       6627
FLOWSERVE CORP                 COM            34354p105      447       4071 SH       SOLE                   0      0       4071
FMC TECHS INC        COM       COM            30249u101      852      19020 SH       SOLE                   0      0      19020
GEN-PROBE INCORPORATED         COM            36866t103      744      10755 SH       SOLE                   0      0      10755
GENERAL ELECTRIC               COM            369604103     4003 212237.436 SH       SOLE                   0      0 212237.436
GOOGLE INC CL A                COM            38259p508     2681       5294 SH       SOLE                   0      0       5294
GT SOLAR INTL INC COM          COM            3623e0209     1017      62755 SH       SOLE                   0      0      62755
HOLOGIC INC.                   COM            436440101      579      28685 SH       SOLE                   0      0      28685
HOME DEPOT INC                 COM            437076102     4280     118164 SH       SOLE                   0      0     118164
IAC INTERACTIVECORP COM PAR $. COM            44919p508      542      14210 SH       SOLE                   0      0      14210
INFORMATICA CORPORATION        COM            45666Q102      900      15405 SH       SOLE                   0      0      15405
INTL BUSINESS MACHINES  CORP I COM            459200101     4521      26353 SH       SOLE                   0      0      26353
ISHARE DJ TEL SC INX           COM            464287713     3994     160397 SH       SOLE                   0      0     160397
ISHARES TR DJ US REAL EST      COM            464287739     1230      20400 SH       SOLE                   0      0      20400
ISHARES TR S&P 100 IDX FD      COM            464287101    11732 199730.695 SH       SOLE                   0      0 199730.695
J P MORGAN CHASE & CO COM      COM            46625H100     2973      72625 SH       SOLE                   0      0      72625
JOHNSON AND JOHNSON  COM       COM            478160104     3343      50256 SH       SOLE                   0      0      50256
MASTEC INC COM                 COM            576323109      788      39970 SH       SOLE                   0      0      39970
MEDICIS PHARMACEUTICAL CL A NE COM            584690309      887      23230 SH       SOLE                   0      0      23230
MENS WEARHOUSE INC             COM            587118100      804      23870 SH       SOLE                   0      0      23870
MICROS SYSTEMS INC             COM            594901100      654      13165 SH       SOLE                   0      0      13165
MIDCAP SPDR TR SER 1           COM            78467Y107    30365 171118.935 SH       SOLE                   0      0 171118.935
MORGAN STANLEY                 COM            617446448     2213      96155 SH       SOLE                   0      0      96155
NEW YORK CMNTY BANCORP         COM            649445103      368      24577 SH       SOLE                   0      0      24577
ORACLE CORP COM                COM            68389X105     4499     136705 SH       SOLE                   0      0     136705
PERRIGO COMPANY                COM            714290103      771       8780 SH       SOLE                   0      0       8780
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     8381     341261 SH       SOLE                   0      0     341261
PRAXAIR INC                    COM            74005p104     3402      31383 SH       SOLE                   0      0      31383
PROCTER & GAMBLE CO            COM            742718109     4447  69960.361 SH       SOLE                   0      0  69960.361
QUALCOMM INC                   COM            747525103     2234      39345 SH       SOLE                   0      0      39345
RACKSPACE HOSTING              COM            750086100      935      21883 SH       SOLE                   0      0      21883
RAYMOND JAMES FINL INC COM     COM            754730109      558      17360 SH       SOLE                   0      0      17360
ROPER INDS INC NEW COM         COM            776696106      632       7584 SH       SOLE                   0      0       7584
SALESFORCE COM INC COM         COM            79466l302     3434      23053 SH       SOLE                   0      0      23053
SECTOR SPDR ENERGY             COM            81369y506     9545     126672 SH       SOLE                   0      0     126672

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
SECTOR SPDR UTILITIES          COM            81369y886     3927     117288 SH       SOLE                   0      0     117288
ST JUDE MEDICAL INC            COM            790849103     3611      75740 SH       SOLE                   0      0      75740
STANDARD&POORS DEP RCPT        COM            78462f103    28176 213502.933 SH       SOLE                   0      0 213502.933
STEEL DYNAMICS INC.            COM            858119100      543      33445 SH       SOLE                   0      0      33445
SVB FINANCIAL GROUP            COM            78486Q101      749      12545 SH       SOLE                   0      0      12545
TESLA MOTORS INC COM USD0.001  COM            88160R101      717      24625 SH       SOLE                   0      0      24625
TEXAS ROADHOUSE INC.           COM            882681109      667      38050 SH       SOLE                   0      0      38050
THERMO ELECTRON CORP COM       COM            883556102     4269      66295 SH       SOLE                   0      0      66295
UNITED HEALTHCARE CORP COM     COM            91324P102     4039      78310 SH       SOLE                   0      0      78310
UNITED PARCEL SERVICE CL B     COM            911312106     3373      46250 SH       SOLE                   0      0      46250
US BANCORP (NEW)               COM            902973304     3368     132010 SH       SOLE                   0      0     132010
VANGUARD MID-CAP ETF           COM            922908629      300       3730 SH       SOLE                   0      0       3730
VECTREN CORP COM               COM            92240G101      563      20209 SH       SOLE                   0      0      20209
VIACOM INC NEW      CL B       COM            92553p201      827      16220 SH       SOLE                   0      0      16220
VIACOM INC. CLASS A            COM            92553P102     3237      56307 SH       SOLE                   0      0      56307
WAL-MART STORES INC            COM            931142103     2714  51072.205 SH       SOLE                   0      0  51072.205
WELLS FARGO & CO DEL COM       COM            949746101     2245      80012 SH       SOLE                   0      0      80012
ISHARES TR MSCI EAFE IDX       COM            464287465    17735 294900.755 SH       SOLE                   0      0 294900.755
VANGUARD EMERGINGMKTS VIPERS   COM            922042858    30663 630668.078 SH       SOLE                   0      0 630668.078
ISHARES S&P US PREFERRED STOCK PRF            464288687     5975     150665 SH       SOLE                   0      0     150665
TORTOISE ENERGY INFR COM       PRF            89147L100     4273     112413 SH       SOLE                   0      0     112413